Restatement of Previously Issued Consolidated Financial Statements - Consolidated statement of operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Restatement of Previously Issued Consolidated Financial Statements
Revenue	$ 26,742	$ 15,074	$ 72,299	$ 77,595
Operating expenses:
Selling and marketing	14,638	12,853	41,665	56,220
Product and technology	11,789	7,352	28,546	30,992
General and administrative	24,016	4,156	28,199	52,011
Total operating expenses	56,373	28,460	114,530	165,717
Operating loss	(29,631)	(13,386)	(42,231)	(88,122)
Other income (expense):
Other income (expense), net	83	(1,874)	1,244	(7,967)
Total other income (expense)	(35,820)	(4,960)	(13,490)	(15,101)
Loss before income taxes	(65,451)	(18,346)	(55,721)	(103,223)
Income tax (benefit) expense	(350)	21	(1,689)	96
Net loss	$ (65,101)	$ (18,367)	(54,032)	(103,319)
Net loss attributable to common stockholders			$ (71,316)	$ (103,319)
Net loss attributable per share to common stockholders:
Basic	$ (0.76)	$ (0.53)	$ (1.96)	$ (3.31)
Diluted	$ (0.76)	$ (0.53)	$ (2.03)	$ (3.31)
As Filed
Restatement of Previously Issued Consolidated Financial Statements
Revenue			$ 73,216
Operating expenses:
Selling and marketing			41,768
Product and technology			28,298
General and administrative			28,387
Total operating expenses			114,573
Operating loss			(41,357)
Other income (expense):
Other income (expense), net			2,791
Total other income (expense)			(11,943)
Loss before income taxes			(53,300)
Income tax (benefit) expense			(1,691)
Net loss			(51,609)
Net loss attributable to common stockholders			$ (68,893)
Net loss attributable per share to common stockholders:
Basic			$ (1.90)
Diluted			$ (1.90)
Restatement Adjustments
Restatement of Previously Issued Consolidated Financial Statements
Revenue			$ (917)
Operating expenses:
Selling and marketing			(103)
Product and technology			248
General and administrative			(188)
Total operating expenses			(43)
Operating loss			(874)
Other income (expense):
Other income (expense), net			(1,547)
Total other income (expense)			(1,547)
Loss before income taxes			(2,421)
Income tax (benefit) expense			2
Net loss			(2,423)
Net loss attributable to common stockholders			$ (2,423)
Net loss attributable per share to common stockholders:
Basic			$ (0.06)
Diluted			$ (0.13)
Restatement Adjustments | Other immaterial items
Other income (expense):
Net loss			$ 900